INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Opening balance		$ 336,642	$ 316,939
Changes
Investment in joint ventures, additions	[1]	9,664	0
Investment in joint ventures, additions	[2]	32,252	16,429
Disposals, investment in associates and joint ventures	[3]	(1,878)	(3,197)
Share of profit (loss) in investment in associates		7,069	330
Share of profit (loss) in investment in joint ventures		26,615	31,056
Dividends received, investments in associates		(35,187)	(3,288)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures		(11,779)	(20,167)
Other increase (decrease) in investment in associates and joint ventures		2,273	(1,460)
Total changes		29,029	19,703
Closing balance		365,671	336,642
Carrying amount of investments in associates accounted for using equity method		100,821	82,924	$ 85,714
Carrying amount of investments in joint ventures accounted for using equity method		264,850	253,718	231,225
Total investment accounted for using equity method		$ 365,671	$ 336,642	$ 316,939

[1]	During the year 2022, Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 49,985 that in total is equivalent to ThU.S.$ 9,664 for 49,984,900 shares.
[2]	During the year 2022, the main movement corresponds to: -Forestal Arauco S.A. made a capital contribution in assets as non-monetary assets to Agrícola Fresno, for ThU.S.$ 31,998 for 6,399,520 shares. During the year 2021, the main movement corresponds to: -Maderas Arauco S.A. made a capital contribution between January and November to E2E S.A., for ThCLP$ 5,925,000 that in total is equivalent to ThU.S.$ 7,759. -Forestal Arauco S.A. made a capital contribution in assets as non-monetary assets to Agrícola Fresno for ThU.S.$ 7,452 in November 2021 for 1,490,400 shares.
[3]	ThU.S.$ 1,878 equivalent to R$ 9,800,000 corresponding to a capital decrease of Arauco Forest do Brasil S.A. en Florestal Vale Do Corisco S.A. on October 11, 2022. ThU.S.$ 3,197 account for the carrying amount of investment in Unilin Arauco Pisos Ltda., which was sold on January 12, 2021.